Form N-1A Cover	Jun. 05, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MANNING & NAPIER FUND, INC.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 05, 2025
Prospectus Date	Jun. 05, 2025